Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows provided by operating activities
Net Income	$ 65,215	$ 36,111	$ 36,705
Adjustments to reconcile net income to net cash provided by operating activities:
- Deferred income taxes (note 13)	(5,685)	3,146	(4,921)
- Share-based compensation (note 18)	3,003	4,305	979
- Inventory provision (note 6)	651	2,529	1,231
- Provision (recovery) for doubtful accounts	(306)	820	934
Loss on disposal of property, plant and equipment (note 7)	294	75	42
- Depreciation of property, plant and equipment and amortization of licenses (note 7)	4,579	4,887	4,638
- Amortization of prepaid land lease payments (note 8)	238	249	243
- Government grants recognized in income	(688)	(197)	(141)
Changes in:
- Accounts receivable	(40,191)	(13,082)	(13,482)
- Inventories	(3,651)	(9,412)	(5,531)
- Income tax payable	4,904	(11,844)	4,948
- Prepaid expenses and deposits	2,645	(2,613)	(622)
- Deferred revenue	2,521	(892)	987
- Accounts payable and accrued liabilities	6,793	(6,167)	33,416
- Other non-current liabilities	(1,248)	28	330
Net cash provided by operating activities	39,074	7,943	59,756
Cash flows provided by (used in) financing activities
- Proceeds from bank loans	2,109	18,898	28,636
- Repayments of bank loans	(3,305)	(43,886)	(38,708)
- Proceeds from issuance of common stock, net of share issuance costs	0	85,304	1,264
- Proceeds from shares subscribed	0	64	428
- Government grants received (note 15)	1,476	3,800	2,598
- Loan from a non-controlling shareholder (note 11(a))	1,457	0	4,440
Net cash provided by (used in) financing activities	1,737	64,180	(1,342)
Cash flows used in investing activities
- Purchase of short-term investments	(50,665)	(19,670)	0
- Proceeds from redemption of short-term investments	18,818	0	0
- Proceeds from disposal of equipment	21	22	19
- Acquisition of property, plant and equipment	(10,628)	(5,613)	(11,915)
Net cash used in investing activities	(42,454)	(25,261)	(11,896)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(649)	(4,656)	4,005
Increase (decrease) in cash and cash equivalents and restricted cash	(2,292)	42,206	50,523
Cash and cash equivalents and restricted cash, beginning of year	158,170	115,964	65,441
Cash and cash equivalents and restricted cash, end of year	155,878	158,170	115,964
Supplemental disclosure of cash flow information:
Cash paid for interest	717	1,494	1,325
Cash paid for income taxes	$ 7,307	$ 19,151	$ 7,909